Stock-Based Compensation - Summary of Grant-date Fair Value of Stock Options Granted (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Expected option life (years)	6 years 1 month 6 days	5 years 7 months 6 days	3 years
Risk-free interest rate	3.39%	0.90%
Expected volatility	57.53%	62.84%	90.00%
Expected dividend yield		0.00%
Minimum [Member]
Risk-free interest rate			0.15%
Company equity value			$ 3.6
Maximum [Member]
Risk-free interest rate			0.22%
Company equity value			$ 10.7